Investment Objectives and Goals - BNY Mellon US Large Cap Equity Growth ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to track the performance of the Solactive GFS United States 500 Growth Style Index.